Segregated Funds - Summary of Composition of Segregated Funds Net Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	CAD 324,808	CAD 315,708	CAD 313,747
Composition of segregated funds net assets
Held by policyholders	324,307	315,177
Held by the Company	501	531
Cash and short-term securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	4,756	4,524
Debt securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	15,472	15,651
Equity [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	12,624	12,458
Mutual funds [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	288,007	278,966
Other investments [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	4,514	4,552
Accrued investment income [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	201	201
Other assets and liabilities, net [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	CAD (766)	CAD (644)